Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of derivative financial instruments [Line Items]
Schedule of detailed information about hedge derivatives financial instruments

The table below presents the composition of open transactions designated as hedging derivative financial instruments as of December 31, 2022:

			Quotations
Quotation period	Concentrate	Metric tons	Fixed	Futures	Fair value
			US$/DMT(*)	US$/DMT(*)	US$(000)
January 2023	Copper	2,000	10,185	8,344	4,332
February 2023	Copper	1,500	10,109	8,350	1,867
March 2023	Copper	1,500	10,153	8,353	2,640
		5,000			8,839

(*) DMT= Dry metric ton.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of derivative financial instruments [Line Items]
Schedule of embedded derivatives

As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2023 and 2022, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2023
	Pounds		Provisional
	payable	Maturity	pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	231,774	January to May 2024	Between 3.588 and 3.840	Between 3.850 and 3.897	34,581
Copper Cathode	5,072	January 2024	3.869	3.850	(95)
Molybdenum	2,173	January to February 2024	Between 15.251 and 17.803	17.395	2,384
Silver	757	January to May 2024	Between 21.568 and 24.910	Between 23.910 and 24.370	565	(a)

					37,435	(b)

			As of December 31, 2022
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	320,095	January to May 2023	Between 3.448 and 3.807	Between 3.798 and 3.799	63,335
Copper Cathode	4,187	January 2023	Between 3.808 and 3.817	3.798	(61)
Molybdenum	2,425	January to February 2023	Between 16.677 y 16.935	28.267	27,737

					91,011	(a)

(a)   Beginning January 1, 2023, the Company records the impact of the embedded derivatives related to variation in the price of silver contained in the sale of copper concentrate. As of December 31, 2022 and 2021, the impact of the embedded derivatives related to the variation in the price of silver was immaterial to the financial statements.

(b)   Embedded derivative adjustments are recorded on the statement of financial position in “Trade account receivable – related parties”.